Financial Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Assets
10	FINANCIAL ASSETS

10.1	Held-to-maturity securities

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Debt securities
Government bonds	215,928	179,943
Government agency bonds	401,799	266,986
Corporate bonds	198,322	212,709
Subordinated bonds/debts	112,702	147,079

Total	928,751	806,717

Debt securities
Listed in Mainland, PRC	209,123	109,597
Listed in Hong Kong, PRC	157	130
Listed overseas	62	20
Unlisted (i)	719,409	696,970

Total	928,751	806,717

(i)	Unlisted debt securities include those traded on the Chinese interbank market.
As at 31 December 2019, an accumulated impairment loss of RMB17 million (2018: RMB42 million) for the investment of held-to-maturity
securities has been recognised by the Group.

	As at 31 December 2019			As at 31 December 2018
Debt securities - fair value hierarchy	Level 1 RMB million	Level 2 RMB million	Total RMB million	Level 1 RMB million	Level 2 RMB million	Total RMB million
Government bonds	15,749	212,449	228,198	15,387	175,622	191,009
Government agency bonds	57,955	357,058	415,013	72,455	204,029	276,484
Corporate bonds	7,914	198,879	206,793	10,965	209,302	220,267
Subordinated bonds/debts	—	118,571	118,571	—	155,783	155,783

Total	81,618	886,957	968,575	98,807	744,736	843,543

Debt securities - Contractual maturity schedule	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Maturing:
Within one year	24,454	16,907
After one year but within five years	128,266	137,840
After five years but within ten years	241,372	279,086
After ten years	534,659	372,884

Total	928,751	806,717

10.2	Loans

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Policy loans (i)	174,872	142,165
Other loans	436,766	308,086

Total	611,638	450,251
Impairment	(2,718)	—

Net value	608,920	450,251

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Maturing:
Within one year	213,937	167,498
After one year but within five years	229,415	138,939
After five years but within ten years	129,596	99,501
After ten years	38,690	44,313

Total	611,638	450,251
Impairment	(2,718)	—

Net value	608,920	450,251

(i)	As at 31 December 2019, maturities of policy loans were within 6 months (as at 31 December 2018: same).

10.3	Term deposits

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Maturing:
Within one year	107,039	158,920
After one year but within five years	420,191	323,021
After five years but within ten years	8,030	77,400

Total	535,260	559,341

As at 31 December 2019, the Group’s term deposits of RMB3,491 million (as at 31 December 2018: RMB16,691 million) were deposited in banks to back overseas borrowings and are restricted to use.
In September 2016, CL Hotel Investor, L.P. and Glorious Fortune Forever Limited, subsidiaries of the Company, entered into a loan agreement with the New York and Seoul branches of Agricultural Bank of China, respectively. In December 2016, Sunny Bamboo Limited and Golden Bamboo Limited, subsidiaries of the Company, entered into a loan agreement with the Hong Kong branch of Agricultural Bank of China. The Company arranged deposits with Beijing Xicheng branch of Agricultural Bank of China to back these loans. As at 31 December 2019, the amounts of such term deposits were RMB361 million, RMB380 million and RMB750 million, respectively (as at 31 December 2018: RMB6,861 million, RMB7,080 million and RMB750 million).
On 6 December 2017, New Fortune Wisdom Limited and New Capital Wisdom Limited, subsidiaries of Ningbo Meishan Bonded Port Area Guo Yang Guo Sheng Investment Partnership (Limited Partnership) (“Guo Yang Guo Sheng”), a subsidiary of the Company, entered into a loan agreement with a subsidiary of Agricultural Bank of China. Guo Yang Guo Sheng arranged deposits with Beijing Xicheng branch of the Agricultural Bank of China to back these loans. As at 31 December 2019, the amounts of such term deposits and current deposits were RMB2,000 million (as at 31 December 2018: same) and RMB1,069 million (as at 31 December 2018: RMB1,274 million), respectively.

10.4	Statutory deposits - restricted

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Contractual maturity schedule:
Within one year	180	500
After one year but within five years	6,153	5,833

Total	6,333	6,333

Insurance companies in China are required to deposit an amount that equals 20% of their registered capital with banks in compliance with regulations of the CBIRC. These funds may not be used for any purpose other than for paying off debts during liquidation proceedings.

10.5	Available-for-sale securities

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	23,758	28,440
Government agency bonds	171,189	180,273
Corporate bonds	148,455	185,720
Subordinated bonds/debts	53,922	21,514
Others (i)	112,467	80,643

Subtotal	509,791	496,590

Equity securities
Funds	102,349	92,304
Common stocks	236,323	143,469
Preferred stocks	58,314	32,707
Wealth management products	32,640	31,348
Others (i)	98,904	53,479

Subtotal	528,530	353,307

Available-for-sale securities, at cost
Equity securities
Others (i)	20,636	20,636

Total	1,058,957	870,533

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Debt securities
Listed in Mainland, PRC	46,505	53,933
Unlisted	463,286	442,657

Subtotal	509,791	496,590

Equity securities
Listed in Mainland, PRC	152,293	102,190
Listed in Hong Kong, PRC	95,428	55,066
Listed overseas	1,458	162
Unlisted	299,987	216,525

Subtotal	549,166	373,943

Total	1,058,957	870,533

Unlisted debt securities include those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities include those not traded on stock exchanges, which are mainly open-ended funds with public market price quotation, wealth management products and private equity funds.

Debt securities - Contractual maturity schedule	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Maturing:
Within one year	26,075	11,511
After one year but within five years	155,110	170,606
After five years but within ten years	226,421	214,826
After ten years	102,185	99,647

Total	509,791	496,590

10.6	Securities at fair value through profit or loss

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Debt securities
Government bonds	41	118
Government agency bonds	6,859	6,760
Corporate bonds	77,215	79,774
Others	1,091	1,351

Subtotal	85,206	88,003

Equity securities
Funds	16,101	13,967
Common stocks	40,281	35,241
Wealth management products	—	1,506
Others	20	—

Subtotal	56,402	50,714

Total	141,608	138,717

Debt securities
Listed in Mainland, PRC	35,804	39,145
Listed in Hong Kong, PRC	102	108
Listed overseas	167	202
Unlisted	49,133	48,548

Subtotal	85,206	88,003

Equity securities
Listed in Mainland, PRC	39,770	31,962
Listed in Hong Kong, PRC	611	97
Listed overseas	6,418	6,552
Unlisted	9,603	12,103

Subtotal	56,402	50,714

Total	141,608	138,717

Unlisted debt securities include those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities include those not traded on stock exchanges, which are mainly open-ended funds with public market price quotation.

10.7	Derivative financial instruments

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Derivative financial assets
Forward contract	428	—

Derivative financial Liabilities
Forward contract	—	1,877

Note:
The derivative financial instruments of the Company above are all forward contracts to purchase equity securities. The fair value is based on active quoted price of the equity security with consideration of discounts for lack of marketability, which is classified as Level 3.

10.8	Securities purchased under agreements to resell

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Maturing:
Within 30 days	4,467	9,905

Total	4,467	9,905

10.9	Accrued investment income

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Bank deposits	12,310	19,805
Debt securities	25,048	23,486
Others	4,345	5,111

Total	41,703	48,402

Current	40,710	47,834
Non-current	993	568

Total	41,703	48,402